Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 20, 2022 $ / shares	Dec. 27, 2021 $ / shares shares	Dec. 20, 2021 $ / shares shares	Jan. 16, 2020 $ / shares shares	Nov. 12, 2019 $ / shares shares
Ordinary Shares
Total shares authorized					10,000,000,000		10,000,000,000	500,000,000
Par value | $ / shares					$ 0.000005		$ 0.000005	$ 0.0001
Shares issued								10,000,000
Cost of treasury shares | ¥			¥ 1
Amount of shares authorized | $	$ 50,000
Ordinary shares authorized			10,000,000,000
Par value per share of shares sold back by four members of the Group's management | $ / shares				$ 0.000005
Four members from Group's management who are also ordinary shareholders of the Group
Ordinary Shares
Par value | $ / shares						$ 0.000005
Shares issued						5,010,420
Ordinary Shares
Ordinary Shares
Shares issued					9,909,275,711		9,973,158,465
Preferred Shares
Ordinary Shares
Shares issued					90,724,289		26,841,535
Class A Ordinary Shares
Ordinary Shares
Ordinary shares authorized		8,000,000,000	8,000,000,000
Par value per share of shares sold back by four members of the Group's management | $ / shares	$ 0.000005	$ 0.000005
Ordinary shares, shares issued		288,434,474	288,434,474
Ordinary shares, shares outstanding		288,434,474	288,434,474
Class B Ordinary Shares
Ordinary Shares
Ordinary shares authorized		1,000,000,000	1,000,000,000
Par value per share of shares sold back by four members of the Group's management | $ / shares	0.000005	$ 0.000005
Ordinary shares, shares issued		48,960,916	48,960,916
Ordinary shares, shares outstanding		48,960,916	48,960,916
Designated Shares
Ordinary Shares
Ordinary shares authorized			1,000,000,000
Par value per share of shares sold back by four members of the Group's management | $ / shares	$ 0.000005